COMMITMENTS AND CONTINGENCIES (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Chief Executive Officer [Member] | Terminated Without Cause [Member]
Severance Provision And Indemnification Charges	$ 1,062,000
Chief Executive Officer [Member] | Terminated, Change Of Control Without Good Reason [Member]
Severance Provision And Indemnification Charges	1,527,000
Chief Executive Officer [Member] | Terminated For Cause, Death, Disability and By Executive With Good Reason [Member]
Severance Provision And Indemnification Charges	330,000
Chief Operating Officer [Member] | Terminated Without Cause [Member]
Severance Provision And Indemnification Charges	460,500
Chief Operating Officer [Member] | Terminated, Change Of Control Without Good Reason [Member]
Severance Provision And Indemnification Charges	0
Chief Operating Officer [Member] | Terminated For Cause, Death, Disability and By Executive With Good Reason [Member]
Severance Provision And Indemnification Charges	$ 289,000